CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,108,123	$ 302,813	¥ 1,445,802
Restricted cash (including RMB 6,142 and RMB 354,104 from the consolidated trusts as of December 31, 2018 and 2019 respectively)	1,727,727	248,172	567,794
Security deposit prepaid to third-party guarantee companies	932,983	134,015	795,700
Funds receivable from third party payment service providers	118,860	17,073	142,622
Accounts receivable and contract assets, net (net of allowance of RMB 82,515 and RMB 189,829 as of December 31, 2018 and 2019, respectively)	2,332,364	335,023	1,791,745
Financial assets receivable, net (net of allowance of RMB 56,656 and RMB 164,563 as of December 31, 2018 and 2019, respectively)	1,912,554	274,721	1,193,621
Amounts due from related parties (net of allowance of RMB 18,055 and RMB 68,567 as of December 31, 2018 and 2019, respectively)	478,767	68,771	484,286
Loans receivable, net (including RMB 493,883 and RMB 9,099,099 from the consolidated trusts as of December 31, 2018 and 2019 respectively)	9,239,565	1,327,180	811,433
Prepaid expenses and other assets (including RMB 4,000 and RMB 95,840 from the consolidated trusts as of December 31, 2018 and 2019 respectively)	652,545	93,732	109,016
Total current assets	19,503,488	2,801,500	7,342,019
Non-current assets:
Accounts receivable and contract assets, net-noncurrent (net of allowance of RMB nil and RMB 1,763 as of December 31, 2018 and 2019, respectively)	19,508	2,802
Financial assets receivable, net-noncurrent (net of allowance of RMB nil and RMB 6,240 as of December 31, 2018 and 2019, respectively)	59,270	8,514
Property and equipment, net	17,113	2,458	6,869
Intangible assets	3,512	504	847
Deferred tax assets	697,348	100,168
Other non-current assets	55,362	7,952
Total non-current assets	852,113	122,398	7,716
TOTAL ASSETS	20,355,601	2,923,898	7,349,735
Current liabilities:
Payable to investors of the consolidated trusts-current	4,423,717	635,427	300,341
Accrued expenses and other current liabilities	720,918	103,554	518,955
Amounts due to related parties	55,622	7,990	78,767
Short term loans	200,000	28,728
Guarantee liabilities	2,946,855	423,289	1,399,174
Income tax payable	1,056,219	151,716	432,066
Other tax payable	263,856	37,901	164,478
Total current liabilities:	9,667,187	1,388,605	2,893,781
Deferred tax liabilities			15,758
Payable to investors of the consolidated trusts-noncurrent	3,442,500	494,484
Other long-term liabilities	31,184	4,479
Total non-current liabilities:	3,473,684	498,963	15,758
TOTAL LIABILITIES	13,140,871	1,887,568	2,909,539
Commitments and Contingencies (Note 12)
SHAREHOLDERS' EQUITY
Ordinary shares ($0.00001 par value per share, 5,000,000,000 shares authorized, 287,652,707 shares issued and outstanding as of December 31, 2018, and 302,707,339 shares issued and 293,420,800 shares outstanding as of December 31, 2019, respectively)	20	3	20
Additional paid-in capital	5,117,184	735,037	4,866,756
Accumulated (deficit)/Retained earnings	2,071,332	297,528	(430,263)
Other comprehensive income	24,906	3,577	3,683
TOTAL 360 FINANCE INC EQUITY	7,213,442	1,036,145	4,440,196
Non-controlling interests	1,288	185
TOTAL EQUITY	7,214,730	1,036,330	4,440,196
TOTAL LIABILITIES AND EQUITY	¥ 20,355,601	$ 2,923,898	¥ 7,349,735